Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 2,791,531	$ 2,144,933
Allowance for credit losses	(108,280)	(46,706)	$ 0
Total	2,683,251	2,098,227
Less than 6 months [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	2,276,202	1,530,290
More than 6 months but less than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	379,825	518,615
More than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 135,504	$ 96,028